REVENUES - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) serviceLine	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) serviceLine	Dec. 31, 2023 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue recognized from contract liabilities balances at beginning of the period | $	$ 61.1	$ 76.5	$ 162.7	$ 154.2
Number Of Service Lines | serviceLine	3		3